INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Components of Intangible Assets and Unfavorable Lease) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Favorable lease agreements [Member] CNY	Dec. 31, 2012 Favorable lease agreements [Member] CNY	Dec. 31, 2013 Franchise agreements [Member] CNY	Dec. 31, 2012 Franchise agreements [Member] CNY	Dec. 31, 2013 Customer relationship [Member] CNY	Dec. 31, 2012 Customer relationship [Member] CNY	Dec. 31, 2013 Brand [Member] CNY	Dec. 31, 2012 Brand [Member] CNY	Dec. 31, 2013 Purchased software [Member] CNY	Dec. 31, 2012 Purchased software [Member] CNY
Intangible Assets [Line Items]
Intangible assets, original cost	1,243,422	1,233,056			451,337	451,337	49,574	49,574	7,073	7,073	684,300	684,300	51,138	40,772
Less: Accumulated amortization	(130,923)	(83,637)			(82,740)	(51,886)	(14,520)	(8,424)	(3,968)	(2,215)			(29,695)	(21,112)
Intangible assets, net	1,112,499	1,149,419		183,772
Unfavorable lease liability
Unfavorable lease agreements, original cost	416,612	416,612
Less: Accumulated amortization	(78,985)	(46,064)
Unfavorable lease liability, net	337,627	370,548		55,772
Amortization expense of intangible assets	47,422	45,096	16,828
Amortization expense of unfavorable lease agreements	32,921	32,457	9,045